1(212) 318-6275

rachaelschwartz@paulhastings.com

May 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)

Securities Act File No. 33-61254

Investment Company Act File No. 811-07644

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 24 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2013 (Accession # 0001193125-13-185703).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	Bruce N. Alpert

Agnes Mullady

Sonia K. Kothari

Arlene Lonergan

Helen Robichaud

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com